Transition to IFRS 9 - Disclosure of Statutory Balance Sheet Reconciliation under IAS 39 and IFRS 9 (Detail) - IFRS 9 [member] - Financial Assets at Amortised Cost, Category [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of financial assets [line items]
To amortised cost from FVPTL	£ 1,347
Fair value gain that would have been recognised during the year if the financial asset had not been reclassified	£ 120